Schedule of investments
Delaware Ivy VIP Small Cap Growth
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 58.62%
Communication Services — 1.63%
Gray Television	37,092	$ 531,157
Nexstar Media Group	25,441	4,244,831
		4,775,988
Consumer Discretionary — 8.10%
Boot Barn Holdings †	27,722	1,620,628
Churchill Downs	5,335	982,440
EVgo *, †	126,992	1,004,507
Fox Factory Holding †	34,694	2,743,602
Malibu Boats Class A †	18,431	884,504
Marriott Vacations Worldwide	34,648	4,222,205
Monarch Casino & Resort †	41,900	2,352,266
Red Rock Resorts Class A	99,546	3,410,446
Texas Roadhouse	36,894	3,219,370
Visteon †	30,370	3,221,042
		23,661,010
Consumer Staples — 3.21%
BJ's Wholesale Club Holdings †	73,394	5,343,817
Duckhorn Portfolio †	92,900	1,340,547
MGP Ingredients	16,616	1,763,955
Sovos Brands †	64,385	916,842
		9,365,161
Energy — 2.59%
Cactus Class A	73,170	2,811,923
Liberty Energy Class A †	99,213	1,258,021
Northern Oil and Gas	55,018	1,508,043
SM Energy	53,270	2,003,485
		7,581,472
Financials — 2.37%
Focus Financial Partners Class A †	34,669	1,092,420
Kinsale Capital Group	14,003	3,576,646
Pinnacle Financial Partners	10,287	834,276
Seacoast Banking	47,255	1,428,519
		6,931,861
Healthcare — 14.50%
AMN Healthcare Services †	16,083	1,704,155
Axonics †	41,786	2,943,406
CareDx †	127,527	2,170,510
CryoPort †	109,937	2,678,065
Evolent Health Class A †	78,816	2,831,859
Harmony Biosciences Holdings †	52,545	2,327,218
Inmode †	89,884	2,616,523
Insmed †	56,129	1,209,019
Lantheus Holdings †	30,816	2,167,289
Omnicell *, †	39,646	3,450,391
Option Care Health †	30,166	949,324
Pacira BioSciences *, †	67,568	3,593,942
Penumbra †	11,394	2,160,302
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Privia Health Group †	80,226	$ 2,732,498
Progyny †	98,314	3,643,517
PTC Therapeutics †	20,492	1,028,698
Tandem Diabetes Care †	31,665	1,515,170
Veracyte †	20,756	344,550
Vericel †	99,179	2,300,953
		42,367,389
Industrials — 10.71%
AAON	26,489	1,427,227
Air Transport Services Group †	89,563	2,157,573
ASGN †	10,781	974,279
Belden	10,173	610,584
Casella Waste Systems Class A †	40,436	3,088,906
Chart Industries †	11,598	2,138,091
Clean Harbors †	35,985	3,957,630
EnerSys	50,599	2,943,344
Evoqua Water Technologies †	56,729	1,876,028
Kirby †	41,083	2,496,614
Kornit Digital †	39,643	1,054,900
RBC Bearings *, †	12,265	2,548,790
Saia †	12,996	2,469,240
Shoals Technologies Group Class A †	52,599	1,133,509
Valmont Industries	8,970	2,409,521
		31,286,236
Information Technology — 14.34%
Allegro MicroSystems †	156,141	3,411,681
Box Class A †	76,444	1,864,469
BTRS Holdings †	174,112	1,612,277
CyberArk Software †	20,712	3,105,557
Domo Class B †	36,441	655,573
DoubleVerify Holdings †	33,709	921,941
Five9 †	33,867	2,539,348
ForgeRock Class A *, †	34,354	499,164
Globant †	23,901	4,471,399
Instructure Holdings †	43,233	963,231
Jamf Holding *, †	43,192	957,135
Onto Innovation †	22,953	1,470,140
Paycor HCM *, †	132,321	3,911,409
Power Integrations	12,831	825,290
Shift4 Payments Class A †	63,748	2,843,798
SiTime †	9,999	787,221
Smartsheet Class A †	64,478	2,215,464
Sprout Social Class A †	43,683	2,650,684
Tenable Holdings †	72,761	2,532,083
Viavi Solutions †	279,953	3,653,387
		41,891,251
NQ-IV097 [9/22] 11/22 (2605400)    1

Schedule of investments
Delaware Ivy VIP Small Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 0.75%
ATI †	82,284	$ 2,189,577
		2,189,577
Real Estate — 0.42%
Ryman Hospitality Properties	16,586	1,220,564
		1,220,564
Total Common Stocks (cost $198,724,027)		171,270,509

Short-Term Investments — 41.07%
Money Market Mutual Funds — 41.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	29,999,623	29,999,623
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	29,999,623	29,999,623
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	29,999,623	29,999,623
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	29,999,624	29,999,624
Total Short-Term Investments (cost $119,998,493)		119,998,493

Total Value of Securities Before Securities Lending Collateral—99.69% (cost $318,722,520)		291,269,002

	Number of shares	Value (US $)

Securities Lending Collateral — 0.53%
Money Market Mutual Fund — 0.53%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	1,560,219	$ 1,560,219
Total Securities Lending Collateral (cost $1,560,219)		1,560,219

Total Value of Securities—100.22% (cost $320,282,739)		292,829,221■
Obligation to Return Securities Lending Collateral — (0.53%)		(1,560,219)
Receivables and Other Assets Net of Liabilities — 0.31%		913,809
Net Assets Applicable to 48,735,017 Shares Outstanding—100.00%		$292,182,811
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $11,434,829 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $10,307,062.

2    NQ-IV097 [9/22] 11/22 (2605400)